Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2007
Accrued interest	$ 509,429	$ 606,237
Stock par value	$ 2.50	$ 2.50
Perpetual preferred stock issued				25
Perpetual preferred stock, liquidation value				$ 100,000
Estimated credit losses	$ 100,000
Preferred stock, shares outstanding	15	15
Variable rate description	A variable rate of 7.50% was in effect for the first quarter dividend payment in 2023, followed by several increases during 2023 with a rate of 8.50% in effect for the last quarter of 2023, which remained in effect for the first three quarters of 2024, followed by a decrease to end 2024 at 7.50%
Preferred stock, redemption, amount			$ 1,000,000
Preferred stock, redemption, shares			10
CFSG [Member]
Ownership interest	100.00%
ACBB [Member]
Description of minimum invest	Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company, ACBI.
FHLBB [Member]
Stock par value	$ 100